10-K Leases - Future minimum lease payments (Details) - USD ($) $ in Thousands	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Operating Leases
2026	$ 30,429	$ 31,834
2027	26,774	30,269
2028	22,801	26,839
2029	18,773	22,768
2030		18,574
2031 and thereafter		40,445
Total undiscounted remaining minimum lease payments	162,782	170,729
Less: imputed interest	(45,223)	(48,546)
Total lease liabilities	117,559	122,183	$ 123,525
Finance Leases
2026	28,972	28,446
2027	28,314	28,967
2028	28,186	28,309
2029	27,825	28,181
2030		27,819
2031 and thereafter		145,127
Total undiscounted remaining minimum lease payments	249,153	286,849
Less: imputed interest	(98,689)	(130,719)
Total lease liabilities	$ 150,464	$ 156,130	$ 161,678